Cover	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Entity Central Index Key	0001888014
Document Type	F-1
Entity Registrant Name	Akanda Corp.
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	100 King St. W
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Toronto
Entity Address, Postal Zip Code	ON M5X 1G5
Entity Address, Country	CA
City Area Code	+1
Local Phone Number	(416) 862-7525
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	1015 15th Street N.W.
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Washington, D.C.
Entity Address, Postal Zip Code	20005
Entity Address, Country	CA
City Area Code	+1
Local Phone Number	(866) 925-9916
Contact Personnel Name	C T Corporation System